Cover	Oct. 05, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (“Amendment No. 1”) is being filed pursuant to Item 5.07(d) of Form 8-K to amend the Current Report on Form 8-K filed by Corvus Gold Inc. (the “Company”) with the Securities and Exchange Commission on October 8, 2020 (the “Original 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2020 Annual Meeting of Stockholders held on October 5, 2020 (the “Annual Meeting”). This Amendment No. 1 updates the Original 8-K to disclose the Company’s decision as to how frequently the Company will include a stockholder vote on the compensation of its executive officers in its proxy materials until the next required vote on the frequency of stockholder votes on the compensation of its executive officers. No other changes, amendments or updates have been made to the Original 8-K.
Document Period End Date	Oct. 05, 2020
Entity File Number	001-39437
Entity Registrant Name	Corvus Gold Inc.
Entity Central Index Key	0001507964
Entity Tax Identification Number	98-0668473
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 1750
Entity Address, Address Line Two	700 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 1G8
City Area Code	(604)
Local Phone Number	638-3246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	KOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false